Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Fixed	€ 6,585	€ 6,271
Variable - immediate payment in cash	3,130	3,000
Variable - immediate payment in instruments	3,130	3,000
Deferred variable in cash	1,877	1,800
Deferred variable in instruments	1,879	1,800
Total	16,601	15,871
Pension contribution	2,444	2,110
Other remuneration	5,815	5,251
Total	30,214	28,567
Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	1,240	1,096
Ana Botín
Disclosure of transactions between related parties [line items]
Fixed	3,435
Variable - immediate payment in cash	1,851
Variable - immediate payment in instruments	1,851
Deferred variable in cash	1,110
Deferred variable in instruments	1,111
Total	9,358
Pension contribution	1,339
Other remuneration	1,062
Total	12,127	11,544
Ana Botín | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	56
Héctor Grisi
Disclosure of transactions between related parties [line items]
Fixed	3,150
Variable - immediate payment in cash	1,279
Variable - immediate payment in instruments	1,279
Deferred variable in cash	767
Deferred variable in instruments	768
Total	7,243
Pension contribution	1,105
Other remuneration	437
Total	9,137	8,257
Héctor Grisi | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	56
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	3,316
Total	3,698	3,553
José Antonio Álvarez | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	56
Glenn Hutchins
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	700	372
Glenn Hutchins | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	97
Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	78	576
Bruce Carnegie Brown | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	31
Homaira Akbari
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	285	265
Homaira Akbari | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	88
Francisco Botin
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	144	137
Francisco Botin | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	46
Sol Daurella
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	292	249
Sol Daurella | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	88
Henrique de Castro
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	300	284
Henrique de Castro | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	103
Gina Díez
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	225	211
Gina Díez | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	71
Luis Isasi
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	1,000
Total	1,440	1,417
Luis Isasi | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Ramiro Mato
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	271	518
Ramiro Mato | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	60
Belén Romana
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	599	572
Belén Romana | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	128
Pamela Walkden
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	381	341
Pamela Walkden | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	105
Germán de la Fuente
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	338	271
Germán de la Fuente | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	100
Carlos Barrabés
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	128	0
Carlos Barrabés | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	31
Antonio Weiss
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	72	0
Antonio Weiss | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	22
Board of directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	1,791	1,700
Board of directors | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	128
Compensation received , life and health insurance contribution	856
Compensation received for having waived the death and disability policy	710
Board of directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	415
Board of directors | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	22
Board of directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Luis Isasi | Santander Spain
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	1,000
Board of directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	48
Board of directors | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	98
Board of directors | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	50
Board of directors | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	50
Executive committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	933	1,147
Executive committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	170
Executive committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	170
Executive committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	170
Executive committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	170
Executive committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	83
Executive committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	170
Executive committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	306	328
Audit committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	43
Audit committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	43
Audit committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	21
Audit committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	43
Audit committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	59
Audit committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	97
Audit committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	183	162
Nomination committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Nomination committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	18
Nomination committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Nomination committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Nomination committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	67
Nomination committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	14
Nomination committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	168	191
Remuneration committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	78
Remuneration committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	6
Remuneration committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Remuneration committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Remuneration committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Remuneration committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	263	285
Risk supervision, regulation and compliance oversight committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	43
Risk supervision, regulation and compliance oversight committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	21
Risk supervision, regulation and compliance oversight committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	59
Risk supervision, regulation and compliance oversight committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	97
Risk supervision, regulation and compliance oversight committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	43
Risk supervision, regulation and compliance oversight committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	190	139
Responsible banking, sustainability and culture committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Responsible banking, sustainability and culture committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	50
Responsible banking, sustainability and culture committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Responsible banking, sustainability and culture committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	38
Responsible banking, sustainability and culture committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	6
Responsible banking, sustainability and culture committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	22
Responsible banking, sustainability and culture committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	18
Responsible banking, sustainability and culture committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	280	€ 287
Innovation and technology committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Innovation and technology committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Innovation and technology committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Innovation and technology committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	82
Innovation and technology committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Innovation and technology committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Innovation and technology committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28
Innovation and technology committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	14
Innovation and technology committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 0